OTHER RECEIVABLES - Schedule of Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Derivative financial instruments	$ 37,600	$ 55,300	$ 8,300
Escrow accounts	14,900	14,900	27,400
Other	8,000	3,800	4,300
Balance as of December 31	$ 60,502	$ 74,026	$ 39,966